Income taxes	6 Months Ended
Jun. 30, 2022
Income taxes [abstract]
Income taxes
5 Income taxes
Quarters First half
Q2 2022 Q1 2022 Q2 2021 (in USD million) 2022 2021
19,756 17,223 4,905 Income/(loss) before tax 36,979 9,417
(12,995) (12,509) (2,962) Income tax (25,503) (5,620)
65.8% 72.6% 60.4 % Effective tax rate 69% 59.7%
The effective tax rate for the second quarter of 2022 was primarily influenced by low share of income before tax from the Norwegian
continental shelf and positive income in countries with lower tax rates and with unrecognised deferred tax assets. The effective rate
for the first half of 2022 was primarily influenced by high share of income before tax from the Norwegian continental shelf and losses
including impairments recognised in countries with lower effective tax rates, partially offset by positive income in countries with lower tax rates and with unrecognised deferred tax assets. The effective tax rate for the second quarter of 2022 and for the first half of 2022
was also influenced by currency effects in entities that are taxable in other currencies than the functional currency.
Retrospective application of the Norwegian Petroleum Tax Act amendments adopted on 17 June 2022, effective from 1 January 2022, had an immaterial cumulative impact on the interim financial statement in the second quarter 2022.
The effective tax rate for the second quarter of 2021 and for the first half of 2021 was primarily influenced by positive operating
income in countries with unrecognised deferred tax assets. The effective tax rate for the second quarter of 2021 was also influenced
by currency effects in entities that are taxable in other currencies than the functional currency.